Variable Interest Entities (Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Consolidated assets:
Cash and due from banks	¥ 54,898	¥ 43,884
Interest-earning deposits in other banks	108,116	92,089
Trading account assets	1,579,775	1,158,121
Investment securities	530,088	493,095
Loans	8,024,972	8,150,027
All other assets	353,638	337,447
Total assets	10,651,487	10,274,663
Consolidated liabilities:
Deposits	965,003	1,017,160
Other short-term borrowings	4,869,063	4,569,304
Long-term debt	2,580,748	2,891,163
All other liabilities	667,318	515,862
Total liabilities	9,082,132	8,993,489
Asset-Backed Conduits [Member]
Consolidated assets:
Cash and due from banks	34,260	33,432
Interest-earning deposits in other banks	46,684	38,418
Trading account assets	2,181	569
Investment securities	435,800	391,751
Loans	4,846,147	4,603,010
All other assets	43,477	12,850
Total assets	5,408,549	5,080,030
Consolidated liabilities:
Other short-term borrowings	4,741,258	4,434,957
Long-term debt	222,635	227,120
All other liabilities	457,823	423,103
Total liabilities	5,421,716	5,085,180
Investment Funds [Member]
Consolidated assets:
Cash and due from banks	19,556	9,872
Interest-earning deposits in other banks	56,359	20,102
Trading account assets	1,526,547	1,113,959
Investment securities	11,550	15,637
Loans	172	654
All other assets	181,678	182,302
Total assets	1,795,862	1,342,526
Consolidated liabilities:
Other short-term borrowings	1,580	1,187
Long-term debt	12,989	17,898
All other liabilities	200,461	50,185
Total liabilities	215,030	69,270
Special Purpose Entities Created For Structured Financing [Member]
Consolidated assets:
Cash and due from banks	828	273
Interest-earning deposits in other banks	1,755	1,524
Trading account assets		14,200
Investment securities		2,025
Loans	148,764	146,287
All other assets	10,006	7,200
Total assets	161,353	171,509
Consolidated liabilities:
Other short-term borrowings	10,635	17,077
Long-term debt	147,868	138,577
All other liabilities	1,134	733
Total liabilities	159,637	156,387
Repackaged Instruments [Member]
Consolidated assets:
Trading account assets	50,983	29,360
Loans	6,620	16,654
Total assets	57,603	46,014
Consolidated liabilities:
Long-term debt	56,929	45,680
All other liabilities	1,057	402
Total liabilities	57,986	46,082
Securitization Of The MUFG Group's Assets [Member]
Consolidated assets:
Interest-earning deposits in other banks		209
Loans	2,050,818	2,359,936
All other assets	80,708	95,880
Total assets	2,131,526	2,456,025
Consolidated liabilities:
Other short-term borrowings	26,200	27,400
Long-term debt	2,105,666	2,429,956
All other liabilities	1,221	1,520
Total liabilities	2,133,087	2,458,876
Trust Arrangements [Member]
Consolidated assets:
Interest-earning deposits in other banks	2,621	4,778
Trading account assets	64	33
Investment securities	82,631	83,609
Loans	882,499	938,213
All other assets	3,972	4,269
Total assets	971,787	1,030,902
Consolidated liabilities:
Deposits	965,003	1,017,160
All other liabilities	5,434	13,526
Total liabilities	970,437	1,030,686
Others [Member]
Consolidated assets:
Cash and due from banks	254	307
Interest-earning deposits in other banks	697	27,058
Investment securities	107	73
Loans	89,952	85,273
All other assets	33,797	34,946
Total assets	124,807	147,657
Consolidated liabilities:
Other short-term borrowings	89,390	88,683
Long-term debt	34,661	31,932
All other liabilities	188	26,393
Total liabilities	¥ 124,239	¥ 147,008